Income Taxes (Schedule Of Reconciliation Of Provision For Income taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Schedule Of Reconciliation Of Provision For Income Taxes Details
Income tax benefit at U.S. statutory rate of 34%	$ (475,012)	$ (432,790)
State income taxes	(69,854)	(63,645)
Non-deductible expenses	469,834	401,701
Change in valuation allowance	75,032	94,734
Total provision for income tax